Common Stock Options (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
Number Outstanding	185,000
Weighted Average Remaining Contractual Life (Years)	9 years 1 month 13 days
Weighted Average Exercise Price	$ 0.83	$ 0.83	$ 0.70
Number Exercisable	85,000
Weighted Average Remaining Contractual Life (Years)	8 years 11 months 16 days
Weighted Average Exercise Price	0.72
$0.50 to $1.00 [Member]
Number Outstanding	130,000
Weighted Average Remaining Contractual Life (Years)	9 years 26 days
Weighted Average Exercise Price	$ 0.74
Number Exercisable	85,000
Weighted Average Remaining Contractual Life (Years)	8 years 11 months 16 days
Weighted Average Exercise Price	0.72
$1.01 to $1.50 [Member]
Number Outstanding	55,000
Weighted Average Remaining Contractual Life (Years)	9 years 3 months
Weighted Average Exercise Price	$ 1.05
Number Exercisable	0
Weighted Average Exercise Price